Subsequent Events (Details Textual) (USD $)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended	24 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended			12 Months Ended
	Oct. 21, 2012	Nov. 26, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2013	Jan. 14, 2013	Jun. 06, 2012	Feb. 03, 2012	Jan. 14, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Jun. 03, 2011 Notes Payable To Ohio State Development Authority [Member]	Jun. 17, 2009 Notes Payable To Ohio State Development Authority [Member]	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]	Mar. 02, 2009 Jackie Chretien [Member]	Dec. 31, 2012 Jackie Chretien [Member]	Jul. 16, 2012 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member]	Jan. 14, 2013 Mr Haddix [Member] Restricted Stock [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2012 January 14 2013 [Member]	Dec. 31, 2012 January 14 2013 [Member] Mr Haddix [Member]	Dec. 31, 2012 January 28 2013 [Member]	Dec. 31, 2012 January 28 2013 [Member] Four Accredited Investors [Member]	Dec. 31, 2012 January 28 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 Febraury 8 2013 [Member]	Dec. 31, 2012 Febraury 8 2013 [Member]	Dec. 31, 2012 Febraury 13 2013 [Member]	Mar. 31, 2013 Febraury 15 2013 [Member]	Dec. 31, 2012 Febraury 15 2013 [Member]	Mar. 31, 2013 Febraury 15 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 Febraury 15 2013 [Member] Mr Haddix [Member]	Mar. 31, 2013 Febraury 28 2013 [Member]	Dec. 31, 2012 Febraury 28 2013 [Member]	Mar. 31, 2013 Febraury 28 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 March 6 2013 [Member]	Dec. 31, 2012 March 6 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 January 30 2013 [Member]	Mar. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2012 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Dec. 31, 2013 February 28 2013 and March 6 2013 [Member] Accredited Investors [Member]	Mar. 31, 2013 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 January 28 2013 and February 7 2013 [Member]	Dec. 31, 2012 March 5 2013 [Member]	Dec. 31, 2012 March 5 2013 [Member] Jackie Chretien [Member]	Mar. 31, 2013 Placement Agent [Member]	Dec. 31, 2012 Placement Agent [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15 2013 [Member] Michael Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15 2013 [Member] Michael Chretien [Member]	Mar. 31, 2013 One Four Year Warrant [Member] Febraury 15 2013 [Member] Matthew Chretien [Member]	Dec. 31, 2012 One Four Year Warrant [Member] Febraury 15 2013 [Member] Matthew Chretien [Member]	Feb. 15, 2013 Alpharion Capital Partners Inc [Member]	Mar. 31, 2013 Alpharion Capital Partners Inc [Member] Febraury 15 2013 [Member]	Dec. 31, 2012 Alpharion Capital Partners Inc [Member] Febraury 15 2013 [Member]	Feb. 15, 2013 Intellinetics Inc [Member]	Mar. 31, 2013 Intellinetics Inc [Member] Febraury 15 2013 [Member]	Dec. 31, 2012 Intellinetics Inc [Member] Febraury 15 2013 [Member]	Aug. 08, 2012 Jmj Note [Member]	Aug. 07, 2012 Jmj Note [Member]	Dec. 31, 2012 Jmj Note [Member] January 30 2013 [Member]	Nov. 08, 2012 Jmj Note [Member] Amendment [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member] March 5 2013 [Member]	Dec. 31, 2012 Convertible Notes and Accrued Interest [Member] March 5 2013 [Member] Jackie Chretien [Member]	Dec. 31, 2012 Four Convertible Promissory Notes [Member] January 28 2013 [Member]	Dec. 31, 2012 Four Convertible Promissory Notes [Member] Febraury 28 2013 [Member]	Dec. 31, 2012 Convertible Promissory Notes [Member]
Proceeds from Convertible Debt																			$ 80,000																											$ 2,650,000		$ 2,650,000																$ 489,211	$ 489,211	$ 489,211			$ 400,000				$ 300,000	$ 2,650,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 0.32																																$ 0.24
Accrued Expenses of Notes Payables to Related Parties			54,927		72,033	157,859		99,659														4,659
Notes Payable, Related Parties, Current			255,415		95,000	0																			95,000	95,000																									80,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									10.00%					6.00%							10.00%	10.00%
Accrued Liabilities																										4,659																																													493	9,014
Debt Discount Rate, Percent																									10.00%
Fair Value Of Stock Price Per Share	$ 0.45	$ 0.70																										$ 0.28	$ 0.20																	$ 0.20	$ 0.20											$ 0.001		$ 0.001			$ 0.29
Debt Instrument, Maturity Date																									Jan. 01, 2014																																																Jul. 31, 2013
Warrants To Purchase Of Common Shares		85,714													3,500,000	3,500,000	3,500,000	3,500,000														3,500,000																	262,500	262,500					1,500,000	1,500,000	3,500,000	3,500,000	3,500,000	3,500,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001					$ 0.001	$ 0.001											$ 0.001					$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001					$ 0.001		$ 0.001	$ 0.001																									$ 0.001
Investor Warrants Per Share																																																	$ 0.28	$ 0.28
Unsecured Debt																					95,000
Debt Instrument, Interest Rate, Stated Percentage													1.00%								10.00%						15.00%												10.00%										15.00%
Convertible Notes Payable							154,292			130,000																													99,659										400,000	400,000																	400,000	400,000		154,292
Proceeds From Notes Payable			0	674,556	859,056	1,457,500																																		350,000	350,000																										100,000
Debt Instrument, Periodic Payment																					95,000																								154,292						493	9,014
Debt Instrument, Maturity Date, Description																					On August 29, 2012 the maturity was extended to November 16, 2012. On November 16, 2012, the maturity was extended to December 16, 2012. On December 14, 2012 the maturity was extended to January 15, 2013.
Debt Instrument, Description																								for pay off and settlement of the $400,000 Note.																																														The Company and JMJ entered into an amendment to the $400,000 Note extending the repayment date to 180 days from August 8, 2012 for a fee of 15% added to the $400,000 Note, such that the current balance on the $400,000 Note equals the $100,000 consideration plus the $11,111 original issue discount plus the 5% one-time interest charge of $5,556 plus the 15% extension fee of $17,500.00 for a total current balance due of $134,166.66.
Outstanding Accounts Payable																														262,000	262,000
Stock Issued During Period, Shares, Issued for Services	75,000																												15,000,000	873,333	873,333															15,000,000	15,000,000														1,686,935	1,686,935	1,686,935
Stock Issued During Period, Value, Issued for Services					65,550	0																								50,000	50,000
Notes and Loans Payable			1,588,998		2,179,792	2,276,693																										131,500
Debt Conversion, Converted Instrument, Amount					632,056																												489,211	489,211
Stock Returned During Period Shares					7,000,000										3,500,000	3,500,000	3,500,000	3,500,000																	3,500,000	3,500,000	3,500,000	3,500,000
Fees and Commissions, Transfer Agent																																																					268,979	268,000
Proceeds from Issuance of Debt			2,731,021		1,353,057																																												350,000	350,000
Commission Percentage																																																					8.00%	8.00%
Operating Costs and Expenses																																																					28,000	28,000
Percentage Of Common Stock Sold																																																							10.00%	10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																								0.24
Common Stock, Shares, Issued			47,362,047		36,490,345	0					311,434												311,434																				47,362,047	47,362,047
Common Stock, Shares, Outstanding			47,362,047		36,490,345	0																																					47,362,047	47,362,047
Class of Warrant or Right, Outstanding																																											1,848,214	1,848,214
Notes and Loans, Noncurrent													750,000	1,012,500
Debt Instrument, Fee Amount																				14,000
Debt Instrument Interest Rate Second Twelve Months													7.00%
Notes payable - related party			$ 255,415		$ 464,415	$ 262,707															$ 95,000					$ 99,659